Schedule of financial assets and impact of credit exposure (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	May 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Amortised cost fair value	$ 1	$ 1	$ 1
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value				$ 63,275,711	$ 77,239	$ 10,000
Credit risk [member] | Gross carrying amount [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value				63,275,711	77,239
Credit risk [member] | Credit Loss Allowance [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value
Credit risk [member] | Amortised Cost Fair Value [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value				$ 63,275,711	$ 77,239